Premium income and premiums paid to reinsurers (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Premium Income

	2022	2021 1)	2020 1)
Life insurance	11,680	12,077	12,310
Non-life insurance	1,512	1,654	1,795
Total premium income	13,192	13,731	14,105

Accident and health insurance	1,512	1,389	1,539
General insurance	-	265	256
Non-life insurance premium income	1,512	1,654	1,795

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Premiums Paid to Reinsurers

	2022	2021 1)	2020 1)
Life insurance	2,057	3,292	2,506
Non-life insurance	132	126	134
Total premiums paid to reinsurers	2,189	3,418	2,640

Accident and health insurance	132	118	127
General insurance	-	8	7
Non-life insurance premiums paid to reinsurers	132	126	134

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.